Related Party Transactions - Transferred of Certain Assets and Related Deferred Tax Liabilities for Conversion to Vacation Ownership Units (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2017	Dec. 31, 2015
Related Party Transaction [Line Items]
Parent capital contribution release included in other assets	$ 42	$ 59	$ 43
Certain floors at the Hilton New York
Related Party Transaction [Line Items]
Parent capital contribution release included in other assets	$ 7
Park Hotels & Resorts Inc | Certain floors at the Hilton New York
Related Party Transaction [Line Items]
Lease expiration date	Sep. 30, 2017
Park Hotels & Resorts Inc | Hotel tower and restaurant at the Hilton Waikoloa Village
Related Party Transaction [Line Items]
Lease expiration date	Dec. 31, 2019